SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segmented Information Tables Abstract
Reportable segment results

For the year ended December 31, 2019, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Group	Corporate and Other	Total

Statement of Operations:
Revenues	4,609	8,974	1,966	15,549

Expenses:
Operating expenses	(6,090)	(8,346)	-	(14,436)
Exploration and evaluation	(15,238)	-	-	(15,238)
General and administrative	(17)	-	(7,794)	(7,811)
	(21,345)	(8,346)	(7,794)	(37,485)
Segment income (loss)	(16,736)	628	(5,828)	(21,936)

Revenues – supplemental:
Environmental services	-	8,974	-	8,974
Management fees	-	-	1,966	1,966
Toll milling services–deferred revenue (note 13)	4,609	-	-	4,609
	4,609	8,974	1,966	15,549

Capital additions:
Property, plant and equipment	637	273	38	948

Long-lived assets:
Plant and equipment
Cost	99,994	4,591	908	105,493
Accumulated depreciation	(24,349)	(3,062)	(304)	(27,715)
Mineral properties	179,481	-	-	179,481
	255,126	1,529	604	257,259

For the year ended December 31, 2018, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Group	Corporate and Other	Total

Statement of Operations:
Revenues	4,239	9,298	2,013	15,550

Expenses:
Operating expenses	(7,159)	(8,211)	(209)	(15,579)
Exploration and evaluation	(15,457)	-	-	(15,457)
General and administrative	(17)	-	(7,172)	(7,189)
Impairment expense	(6,086)	-	-	(6,086)
	(28,719)	(8,211)	(7,381)	(44,311)
Segment income (loss)	(24,480)	1,087	(5,368)	(28,761)

Revenues – supplemental:
Environmental services	-	9,298	-	9,298
Management fees	-	-	2,013	2,013
Toll milling services–deferred revenue (note 13)	4,239	-	-	4,239
	4,239	9,298	2,013	15,550

Capital additions:
Property, plant and equipment	19,001	95	-	19,096

Long-lived assets:
Plant and equipment
Cost	98,737	4,399	294	103,430
Accumulated depreciation	(20,982)	(2,927)	(177)	(24,086)
Mineral properties	178,947	-	-	178,947
	256,702	1,472	117	258,291

Revenue Commitments

Denison’s revenue portfolio consists of short and long-term sales commitments. The following table summarizes the expected future revenue, by segment, based on the customer contract commitments and information that exists as at December 31, 2019:

(in thousands)	2020	2021	2022	2023	2024	There- after	Total

Revenues – by Segment:
Mining
Toll milling services – APG Arrangement	4,580	4,580	4,580	4,580	4,580	42,299	65,199
Closed Mines Group
Environmental services	7,933	4,819	-	-	-	-	12,752
Corporate and Other
Management fees	2,009	2,009	2,009	2,009	502	-	8,538
Total Revenue Commitments	14,522	11,408	6,589	6,589	5,082	42,299	86,489